Subsequent Events	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
Subsequent events
12.	Subsequent events

The Company has evaluated the impact of events that have occurred subsequent to June 30, 2023, through the issuance date of unaudited condensed consolidated financial statements, and concluded that no subsequent events have occurred that would require recognition in the unaudited condensed consolidated financial statements or disclosure in the notes to unaudited condensed consolidated financial statements.